Shareholder Report, Line Graph (Details) 190693_Baird Small-Mid Cap Growth Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)									12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Class Shares | BSGIX
Accumulated Value	$ 18,290	$ 16,955	$ 15,291	$ 20,988	$ 17,724	$ 12,260	$ 8,950	$ 10,000	$ 16,690
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000® Index
Accumulated Value	23,198	18,737	14,876	18,412	14,652	12,121	9,251	10,000	$ 27,175
Russell 2500® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2500® Growth Index
Accumulated Value	$ 17,771	$ 15,603	$ 13,119	$ 17,779	$ 16,925	$ 12,049	$ 9,083	$ 10,000	$ 19,603